Other Receivables and Prepayment and Other Payables and Accrued Liabilities - Schedule of Other Payables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Other Payables
Accrued staff cost	RM 464,136	$ 114,291	RM 683,062
Other payables and accrued expenses	6,406,695	1,577,615	30,314,506
Prepayment from customer	2,080,632	512,345	818,931
Total other payables	RM 8,951,463	$ 2,204,251	RM 31,816,499